RECLAMATION PROVISION (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Balance At Beginning Of The Year	$ 726,000	$ 808,000
Changes In Estimates	0	(105,000)
Unwinding Of Discount Related To Continuing Operations	32,000	47,000
Effect Of Movements In Exchange Rates	9,000	(24,000)
Balance At End Of The Year	$ 767,000	$ 726,000